Accrued Expenses	6 Months Ended
Jun. 30, 2022
Payables And Accruals [Abstract]
Accrued Expenses
9.	Accrued Expenses

Accrued expenses and other current liabilities consisted of the following (in thousands):

	June 30,	December 31,
	2022	2021
Accrued payroll and related benefits	$2,442	$1,384
Accrued professional fees and outside contractors (including due to related party of $179 and $60, respectively)	2,392	4,359
Accrued property, plant and equipment additions	589	1,257
Accrued inventory and manufacturing expense	285	128
Unpaid portion of acquisition of intangible asset and investment in related party (see Note 11)	2,612	5,604
Tax payables	70	145
Deferred legal fees	738	738
Accrued interest	587	45
Total accrued expenses	$9,715	$13,660